Share-based Compensation	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Share-based Compensation
24.	Share-based compensation

On September 30, 2018, the Company adopted its 2018 Omnibus Incentive Plan (the “2018 Plan”), which permits the grant of restricted shares, restricted share units, options and stock appreciation rights to the employees and directors of the Company. The Company granted share options/restricted shares under the 2018 Plan to its employees and directors. Under the plan, a total of 11,386,410 Class A Ordinary Shares were initially reserved for issuance. The 2018 Plan is valid and effective for a term of 10 years commencing from its adoption.

Under the 2018 Plan, the Company granted 3,971,453, 472,220 and 2,048,991 restricted share units to its employees during the years ended December 31, 2018, 2019 and 2020, respectively. Restricted share units  granted to employees are measured based on the grant-date fair value.

Restricted share units granted with service condition are commonly vested over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. The Group recognizes respective compensation expense on a straight-line basis over the vesting term of the awards, net of estimated forfeitures.

For restricted share units granted with performance conditions whose vesting is contingent upon meeting company-wide performance goals, respective compensation cost is recognized over the requisite service period using graded-vesting method if it is probable that the performance target will be achieved. The Group will reassess the probability of achieving the performance conditions at each reporting period and record a cumulative catch-up adjustment for any changes to its assessment.

For restricted share units granted with market condition whose vesting is contingent on the Company’s market value exceeding a specific amount, the Group adopted Monte Carlo simulation to determine the fair value while the Company was a private company and requisite service period, respective compensation expense is recognized using the straight-line method over the estimated requisite service period unless the market condition is satisfied before the end of the initially estimated requisite service period. Starting from November 2019, the Group is a publicly traded company with observable price in the stock U.S exchange market to determine the fair value and requisite service period.

Upon completion of the Company’s IPO in November 2019, share-based compensation expenses related to the restricted share units granted with performance condition of the occurrence of IPO was recognized immediately with the amount of US$ 209,764.

The following table summarizes activities of the Company’s restricted share units under the 2018 Plan for the years ended December 31, 2018, 2019 and 2020:

	Number of Restricted Share Units Outstanding	Weighted Average Grant Date Fair Value
		US$
Unvested at January 1, 2018	-	-
Granted	3,971,453	1.96
Unvested at December 31, 2018	3,971,453	1.96
Granted	472,220	2.64
Vested	(746,660)	1.96
Forfeited	(1,033,446)	2.13
Unvested at December 31, 2019	2,663,567	1.98
Granted	2,048,991	0.40
Vested	(843,990)	1.15
Forfeited	(2,113,283)	1.89
Unvested at December 31, 2020	1,755,285	1.09

As of December 31, 2020, there were US$ 1,018,864 of unrecognized compensation expenses related to restricted share units granted by the Company to the employees, which were expected to be recognized over  0.75 to 3.33 years.

To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.

Share-based compensation expenses of US$ 356,549, US$ 1,575,029 and US$ 474,559 related to restricted share units granted was recognized for the years ended December 31, 2018, 2019 and 2020.

The fair value of each restricted share units granted with market condition under the Company’s 2018 Plan during the year ended December 31, 2018 was estimated on the date of grant using Monte Carlo model with the assumptions (or ranges thereof) in the following table:

Year ended December 31,
2018
Expected volatility (a)	50.0%
Risk-free interest rate (b)	4.1%
Expected dividend yield (c)	0%
Contractual term	10

Notes:

(a)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(b)

The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.

(c)	The Company has no history or expectation of paying dividends on its ordinary shares.

Prior to the listing of the Company’s ADSs on the NASDAQ Global Market, determining the fair value of the share options required the Company to make complex and subjective judgments, assumptions and estimates, which involved inherent uncertainty.  Had the Company used different assumptions and estimates, the resulting fair value of the restricted share units and the resulting share-based compensation expenses could have been different.

The following table sets forth the fair value of restricted share units and ordinary shares estimated at the date of option grants indicated below:

Date of Grant	Restricted share units granted	Fair value of restricted share units granted with market condition		Fair value of ordinary shares		Discount for Lack of Marketability	Discount Rate	Type of Valuation
September 30, 2018	3,971,453	US$	1.66	US$	2.06	8%	20%	Contemporaneous
June 30, 2019	472,220		—	US$	2.64	4%	20%	Contemporaneous

Prior to the listing of the Company’s ADSs on the NASDAQ Global Market, valuations of the Company’s ordinary shares were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants’ Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, and with the assistance of an independent appraisal firm from time to time.  The assumptions the Company uses in the valuation model are based on future expectations combined with management judgement, with inputs of numerous objective and subjective factors, including the following:

•	the Company’s operating and financial performance;
•	current business conditions and projections;
•	the Company’s stage of development;
•	the prices, rights, preferences and privileges of the Company’s convertible preferred shares relative to its ordinary shares;
•	the likelihood of liquidity events or redemption events;
•	any adjustment necessary to recognize a lack of marketability for the Company’s ordinary shares; and
•	the market performance of industry peers.
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In order to determine the fair value of the Company’s ordinary shares underlying each share-based award grant, the Company first determined its business enterprise value, or BEV, and then allocated the BEV to each element of its capital structure (convertible redeemable preferred shares and ordinary shares) using a hybrid method comprising the probability-weighted expected return method and the option pricing method.  In the Company’s case, three scenarios were assumed, namely: (i) the liquidation scenario, in which the option pricing method was adopted to allocate the value between convertible preferred shares and ordinary shares, and (ii) the redemption scenario, in which the option pricing method was adopted to allocate the value between convertible preferred shares and ordinary shares, and (iii) the mandatory conversion scenario, in which equity value was allocated to convertible preferred shares and ordinary shares on an as-if converted basis.  Increasing probability was assigned to the mandatory conversion scenario during 2017 and 2018 in light of preparations for the Company’s initial public offering.

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In determining the fair value of its BEV, the Company applied the income approach/discounted cash flow, or DCF, analysis based on its projected cash flow using management’s best estimate as of the valuation date.  The determination of the fair value of its ordinary shares requires complex and subjective judgments to be made regarding its projected financial and operating results, its unique business risks, the liquidity of its shares and its operating history and prospects at the time of valuation.

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The fair values of restricted share units are determined based on the fair value of the Company’s ordinary shares and BEV.  As a measure of sensitivity, for every 1% increase of BEV over management’s estimates as of the grant date of the restricted share units, share based compensation expenses recognized in the year ended 2018 and 2019 would be US$3.6 thousand and US$15.8 thousand higher, respectively.